INCOME TAXES - Summary of Major Categories of Net Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Long-term:
Deferred income tax assets	$ 11	$ 7
Deferred income tax liabilities	(1,799)	(1,452)
Net deferred income tax liabilities	$ (1,788)	$ (1,445)